UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03691

LORD ABBETT MID CAP STOCK FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2016

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MID CAP STOCK FUND, INC. March 31, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.06%

Aerospace & Defense 1.78%

Orbital ATK, Inc.	440,522	$38,299

Banks 6.64%

CIT Group, Inc.	636,084	19,738
Citizens Financial Group, Inc.	1,725,700	36,153
East West Bancorp, Inc.	616,100	20,011
First Republic Bank	344,500	22,958
M&T Bank Corp.	393,400	43,667
Total		142,527

Beverages 1.40%

Molson Coors Brewing Co. Class B	312,121	30,020

Capital Markets 2.08%

Affiliated Managers Group, Inc.*	85,600	13,901
Invesco Ltd.	1,000,800	30,795
Total		44,696

Chemicals 1.80%

Albemarle Corp.	603,726	38,596

Communications Equipment 4.39%

Harris Corp.	462,499	36,010
Juniper Networks, Inc.	1,244,000	31,734
Motorola Solutions, Inc.	351,700	26,624
Total		94,368

Containers & Packaging 1.03%

WestRock Co.	564,700	22,040

Electric: Utilities 10.50%

Edison International	830,900	59,733
Great Plains Energy, Inc.	1,148,695	37,046
ITC Holdings Corp.	349,400	15,223
Portland General Electric Co.	1,090,900	43,080
PPL Corp.	1,394,100	53,073
Westar Energy, Inc.	350,420	17,384
Total		225,539

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. March 31, 2016

Investments	Shares	Fair Value (000)
Electrical Equipment 1.41%

Hubbell, Inc.	286,620	$30,362

Electronic Equipment, Instruments & Components 1.63%

VeriFone Systems, Inc.*	1,239,500	35,003

Energy Equipment & Services 2.15%

Patterson-UTI Energy, Inc.	1,545,904	27,239
Superior Energy Services, Inc.	1,406,200	18,829
Total		46,068

Food Products 1.37%

Pinnacle Foods, Inc.	658,838	29,437

Health Care Equipment & Supplies 0.94%

St. Jude Medical, Inc.	368,600	20,273

Health Care Providers & Services 2.08%

Cardinal Health, Inc.	279,919	22,939
HealthSouth Corp.	579,872	21,821
Total		44,760

Hotels, Restaurants & Leisure 4.26%

Aramark	948,707	31,421
MGM Resorts International*	1,586,022	34,004
Wyndham Worldwide Corp.	340,500	26,025
Total		91,450

Household Durables 5.61%

Jarden Corp.*	630,950	37,194
Lennar Corp. Class A	472,500	22,850
Newell Rubbermaid, Inc.	326,231	14,449
Whirlpool Corp.	254,900	45,969
Total		120,462

Information Technology Services 3.70%

CSRA, Inc.	1,427,531	38,401
Fidelity National Information Services, Inc.	649,000	41,088
Total		79,489

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. March 31, 2016

Investments	Shares	Fair Value (000)
Insurance 10.69%

Allied World Assurance Co. Holdings AG (Switzerland)(a)	506,000	$17,680
Allstate Corp. (The)	370,270	24,945
Argo Group International Holdings Ltd.	299,465	17,186
Endurance Specialty Holdings Ltd.	449,600	29,377
Hanover Insurance Group, Inc. (The)	358,857	32,376
Hartford Financial Services Group, Inc. (The)	864,934	39,856
Lincoln National Corp.	492,739	19,315
XL Group plc (Ireland)(a)	1,330,700	48,970
Total		229,705

Life Sciences Tools & Services 2.19%

Agilent Technologies, Inc.	710,400	28,309
PerkinElmer, Inc.	380,300	18,810
Total		47,119

Machinery 3.16%

Ingersoll-Rand plc (Ireland)	473,700	29,374
ITT Corp.	463,204	17,088
Kennametal, Inc.	956,395	21,509
Total		67,971

Metals & Mining 1.33%

Steel Dynamics, Inc.	1,269,600	28,579

Multi-Utilities 2.13%

Sempra Energy	439,300	45,709

Oil, Gas & Consumable Fuels 7.21%

Cimarex Energy Co.	339,231	32,997
EQT Corp.	293,400	19,734
Gulfport Energy Corp.*	494,600	14,017
Newfield Exploration Co.*	634,600	21,100
Noble Energy, Inc.	1,232,904	38,726
Pioneer Natural Resources Co.	200,779	28,258
Total		154,832

Pharmaceuticals 0.96%

Mallinckrodt plc*	335,423	20,555

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. March 31, 2016

Investments	Shares	Fair Value (000)
Real Estate Investment Trusts 12.24%

Alexandria Real Estate Equities, Inc.	195,111	$17,734
Boston Properties, Inc.	281,700	35,798
Duke Realty Corp.	1,642,400	37,020
Equity Residential	131,093	9,836
Healthcare Trust of America, Inc. Class A	1,139,434	33,522
Kimco Realty Corp.	1,392,500	40,076
Macerich Co. (The)	266,738	21,136
UDR, Inc.	1,124,168	43,314
Vornado Realty Trust	258,051	24,368
Total		262,804

Real Estate Management & Development 1.05%

Realogy Holdings Corp.*	624,000	22,532

Semiconductors & Semiconductor Equipment 3.09%

Microchip Technology, Inc.	384,796	18,547
NVIDIA Corp.	977,600	34,832
NXP Semiconductors NV (Netherlands)*(a)	160,600	13,020
Total		66,399

Textiles, Apparel & Luxury Goods 1.24%

PVH Corp.	269,400	26,687
Total Common Stocks (cost $1,988,267,081)		2,106,281

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.02%

Repurchase Agreement

Repurchase Agreement dated 3/31/2016, 0.03% due 4/1/2016 with Fixed Income Clearing Corp. collateralized by $42,360,000 of U.S. Treasury Note at 2.125% due 8/15/2021; value: $44,152,463; proceeds: $43,281,760 (cost $43,281,724)	$43,282	43,282
Total Investments in Securities 100.08% (cost $2,031,548,805)		2,149,563
Liabilities in Excess of Other Assets (0.08)%		(1,706)
Net Assets 100.00%		$2,147,857

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MID CAP STOCK FUND, INC. March 31, 2016

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,106,281	$—	$—	$2,106,281
Repurchase Agreement	—	43,282	—	43,282
Total	$2,106,281	$43,282	$—	$2,149,563

(1)	Refer to Note 2(d) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended March 31, 2016.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Notes to Schedule of Investments (unaudited)(concluded)

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of March 31, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

As of March 31, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,035,749,751
Gross unrealized gain	224,541,003
Gross unrealized loss	(110,727,307)
Net unrealized security gain	$113,813,696

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

Item 2:		Controls and Procedures.

	(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

	(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:		Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 26, 2016

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 26, 2016

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 26, 2016